Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Valley Forge Funds
Entity Central Index Key	0000889519
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000007056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Institutional Shares
Trading Symbol	VBAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 63,699,000,000
Holdings Count | Holding	16,316
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$63,699
Number of Portfolio Holdings	16,316
Portfolio Turnover Rate	21%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.2%
Corporate Bonds	9.7%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.3%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007055 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[2]
Net Assets	$ 63,699,000,000
Holdings Count | Holding	16,316
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$63,699
Number of Portfolio Holdings	16,316
Portfolio Turnover Rate	21%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.2%
Corporate Bonds	9.7%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.3%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007054 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Investor Shares
Trading Symbol	VBINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.18%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[3]
Net Assets	$ 63,699,000,000
Holdings Count | Holding	16,316
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$63,699
Number of Portfolio Holdings	16,316
Portfolio Turnover Rate	21%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.2%
Corporate Bonds	9.7%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.3%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.